Income Taxes Summary of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
United States	$ (8,613)	$ 12,833	$ (1,941)
Foreign	17,879	994	(3,422)
Income (loss) before income taxes	$ 9,266	$ 13,827	$ (5,363)